American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2022

Government Bond - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 41.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	$2,000,000	$1,880,156
U.S. Treasury Bonds, 3.75%, 8/15/41	3,000,000	2,847,363
U.S. Treasury Bonds, 2.00%, 11/15/41	3,800,000	2,715,145
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	1,556,648
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	2,156,543
U.S. Treasury Bonds, 3.00%, 5/15/42	7,000,000	5,892,168
U.S. Treasury Bonds, 3.25%, 5/15/42	5,000,000	4,385,937
U.S. Treasury Bonds, 3.375%, 8/15/42	7,800,000	6,973,687
U.S. Treasury Bonds, 2.75%, 11/15/42	1,100,000	882,750
U.S. Treasury Bonds, 4.00%, 11/15/42	3,000,000	2,938,125
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	2,860,020
U.S. Treasury Bonds, 3.625%, 8/15/43	1,000,000	920,234
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,407,305
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	1,691,875
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,891,875
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,612,188
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	374,570
U.S. Treasury Bonds, 3.375%, 11/15/48	3,500,000	3,089,297
U.S. Treasury Bonds, 2.875%, 5/15/49	1,500,000	1,207,793
U.S. Treasury Bonds, 2.25%, 8/15/49	3,000,000	2,110,547
U.S. Treasury Bonds, 2.375%, 11/15/49	4,000,000	2,893,516
U.S. Treasury Bonds, 2.375%, 5/15/51	1,500,000	1,076,689
U.S. Treasury Bonds, 2.25%, 2/15/52	1,500,000	1,043,672
U.S. Treasury Bonds, 2.875%, 5/15/52	5,000,000	4,007,812
U.S. Treasury Bonds, 3.00%, 8/15/52	4,000,000	3,296,875
U.S. Treasury Bonds, 4.00%, 11/15/52	7,500,000	7,512,891
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,108,520	5,000,498
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	905,355	904,708
U.S. Treasury Notes, 2.50%, 8/15/23(1)	5,000,000	4,931,008
U.S. Treasury Notes, 2.75%, 6/30/25	5,000,000	4,817,969
U.S. Treasury Notes, 3.50%, 9/15/25	8,000,000	7,841,250
U.S. Treasury Notes, 3.00%, 9/30/25	5,000,000	4,833,594
U.S. Treasury Notes, 4.50%, 11/15/25	9,000,000	9,055,547
U.S. Treasury Notes, 2.625%, 5/31/27	25,000,000	23,569,336
U.S. Treasury Notes, 3.125%, 8/31/27	3,000,000	2,885,742
U.S. Treasury Notes, 3.875%, 11/30/27	35,000,000	34,814,062
U.S. Treasury Notes, 2.875%, 4/30/29	3,500,000	3,278,447
U.S. Treasury Notes, 3.25%, 6/30/29	18,000,000	17,229,375
U.S. Treasury Notes, 3.875%, 9/30/29	4,000,000	3,972,188
U.S. Treasury Notes, 4.00%, 10/31/29	6,000,000	6,003,281
U.S. Treasury Notes, 3.875%, 11/30/29	12,000,000	11,922,187
U.S. Treasury Notes, 1.875%, 2/15/32	2,000,000	1,697,266
U.S. Treasury Notes, 2.875%, 5/15/32	32,000,000	29,500,000
U.S. Treasury Notes, 2.75%, 8/15/32	7,000,000	6,375,469
U.S. Treasury Notes, 4.125%, 11/15/32	11,000,000	11,227,734
U.S. Treasury Notes, VRN, 4.43%, (3-month USBMMY plus 0.03%), 7/31/23	10,000,000	10,008,442
U.S. Treasury Notes, VRN, 4.43%, (3-month USBMMY plus 0.04%), 10/31/23	5,000,000	5,004,299
TOTAL U.S. TREASURY SECURITIES (Cost $287,278,618)		275,098,083

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 38.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.0%
FHLMC, VRN, 3.39%, (1-year H15T1Y plus 2.25%), 9/1/35	187,332	190,475
FHLMC, VRN, 3.49%, (12-month LIBOR plus 1.87%), 7/1/36	153,392	155,068
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	348,909	355,855
FHLMC, VRN, 3.30%, (1-year H15T1Y plus 2.26%), 4/1/37	173,850	176,365
FHLMC, VRN, 2.47%, (12-month LIBOR plus 1.65%), 12/1/42	198,949	198,699
FHLMC, VRN, 3.87%, (12-month LIBOR plus 1.62%), 11/1/43	1,215,663	1,221,060
FHLMC, VRN, 2.98%, (12-month LIBOR plus 1.63%), 1/1/44	532,106	532,866
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	244,049	246,180
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.62%), 9/1/45	680,845	682,241
FNMA, VRN, 3.97%, (6-month LIBOR plus 1.57%), 6/1/35	106,844	107,210
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	210,580	211,488
FNMA, VRN, 4.39%, (6-month LIBOR plus 1.57%), 6/1/35	273,099	274,718
FNMA, VRN, 4.61%, (6-month LIBOR plus 1.57%), 6/1/35	153,946	154,776
FNMA, VRN, 3.90%, (6-month LIBOR plus 1.54%), 9/1/35	198,091	201,523
FNMA, VRN, 3.06%, (12-month LIBOR plus 1.60%), 4/1/46	335,694	346,201
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	249,342	238,611
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	342,920	327,998
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/32	55,584	53,359
GNMA, VRN, 2.25%, (1-year H15T1Y plus 2.00%), 10/20/34	197,329	189,414
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 12/20/34	88,355	84,467
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 3/20/35	110,498	107,704
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 7/20/35	234,245	228,025
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 3/20/36	388,257	381,631
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/36	57,665	54,974
		6,720,908
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 37.7%
FHLMC, 5.50%, 4/1/38	754,288	783,706
FHLMC, 2.50%, 3/1/42	5,687,175	4,951,837
FHLMC, 3.00%, 2/1/43	3,020,209	2,754,318
FHLMC, 3.00%, 1/1/50	3,829,241	3,390,339
FHLMC, 3.50%, 5/1/50	1,174,329	1,077,119
FHLMC, 2.50%, 10/1/50	2,862,194	2,436,426
FHLMC, 2.50%, 5/1/51	9,762,029	8,332,957
FHLMC, 3.50%, 5/1/51	3,934,760	3,617,375
FHLMC, 3.00%, 7/1/51	5,692,192	5,075,199
FHLMC, 2.00%, 8/1/51	6,578,521	5,372,475
FHLMC, 2.00%, 8/1/51	6,550,555	5,348,508
FHLMC, 4.00%, 8/1/51	2,952,103	2,794,915
FHLMC, 2.50%, 10/1/51	1,667,344	1,427,709
FHLMC, 2.50%, 1/1/52	2,940,776	2,492,801
FHLMC, 3.50%, 5/1/52	5,246,925	4,777,065
FHLMC, 3.50%, 5/1/52	2,025,263	1,857,601
FHLMC, 5.00%, 7/1/52	1,699,168	1,684,684
FHLMC, 6.00%, 11/1/52	7,091,107	7,238,459
FNMA, 6.00%, 12/1/33	557,899	577,557
FNMA, 3.50%, 3/1/34	419,448	402,781
FNMA, 5.50%, 8/1/34	790,820	816,721
FNMA, 5.50%, 1/1/36	865,986	896,851
FNMA, 2.00%, 5/1/36	2,201,399	1,966,394
FNMA, 2.00%, 6/1/36	11,997,340	10,715,487
FNMA, 2.00%, 1/1/37	2,823,024	2,521,518
FNMA, 2.00%, 1/1/37	1,103,059	982,890

FNMA, 6.00%, 9/1/37	222,436	231,744
FNMA, 6.00%, 11/1/37	886,509	920,009
FNMA, 4.50%, 4/1/39	242,505	240,349
FNMA, 4.50%, 5/1/39	686,544	680,263
FNMA, 6.50%, 5/1/39	508,243	534,741
FNMA, 4.50%, 10/1/39	1,191,193	1,181,826
FNMA, 4.50%, 6/1/41	1,007,288	999,494
FNMA, 4.00%, 8/1/41	913,213	880,808
FNMA, 4.50%, 9/1/41	567,718	561,691
FNMA, 3.50%, 10/1/41	867,154	812,570
FNMA, 4.00%, 12/1/41	2,504,340	2,407,320
FNMA, 2.50%, 3/1/42	5,344,690	4,653,640
FNMA, 3.50%, 5/1/42	982,081	920,253
FNMA, 2.50%, 6/1/42	4,520,123	3,935,908
FNMA, 3.50%, 6/1/42	922,466	864,345
FNMA, 3.50%, 9/1/42	756,331	708,434
FNMA, 4.00%, 11/1/45	607,538	580,987
FNMA, 4.00%, 2/1/46	1,599,175	1,532,261
FNMA, 4.00%, 4/1/46	2,100,852	2,013,382
FNMA, 3.50%, 2/1/47	2,411,553	2,239,434
FNMA, 3.00%, 6/1/50	8,421,867	7,444,735
FNMA, 3.00%, 6/1/51	6,653,429	5,950,609
FNMA, 4.00%, 8/1/51	2,131,908	2,003,857
FNMA, 2.50%, 12/1/51	2,854,933	2,427,180
FNMA, 2.50%, 1/1/52	2,949,838	2,505,967
FNMA, 2.00%, 3/1/52	7,665,534	6,287,798
FNMA, 2.50%, 3/1/52	5,655,242	4,827,513
FNMA, 3.00%, 3/1/52	9,198,288	8,153,237
FNMA, 3.50%, 4/1/52	1,101,955	1,002,791
FNMA, 4.00%, 4/1/52	5,908,308	5,586,169
FNMA, 4.00%, 4/1/52	2,328,545	2,202,196
FNMA, 3.00%, 5/1/52	5,624,999	4,965,171
FNMA, 3.00%, 5/1/52	2,751,679	2,440,204
FNMA, 3.50%, 5/1/52	5,287,207	4,824,345
FNMA, 3.50%, 5/1/52	3,460,465	3,189,063
FNMA, 3.00%, 6/1/52	1,079,648	957,433
FNMA, 5.00%, 6/1/52	5,087,423	5,021,837
FNMA, 4.50%, 7/1/52	1,840,724	1,774,896
FNMA, 5.00%, 7/1/52	9,564,298	9,482,773
FNMA, 5.00%, 9/1/52	2,348,898	2,327,761
FNMA, 5.00%, 10/1/52	3,685,121	3,641,202
FNMA, 5.50%, 10/1/52	5,282,327	5,304,544
FNMA, 4.00%, 6/1/57	741,420	711,087
FNMA, 4.00%, 11/1/59	721,423	688,309
GNMA, 6.00%, 1/20/39	131,898	139,428
GNMA, 4.00%, 12/15/40	378,698	363,396
GNMA, 3.50%, 6/20/42	2,133,063	2,011,687
GNMA, 3.50%, 7/20/42	1,632,604	1,539,717
GNMA, 2.00%, 10/20/50	17,855,050	15,091,920
GNMA, 2.50%, 2/20/51	3,781,565	3,296,404
GNMA, 3.50%, 2/20/51	675,720	627,552
GNMA, 3.50%, 6/20/51	1,730,917	1,606,888
GNMA, 2.50%, 9/20/51	5,611,194	4,876,714
GNMA, 2.50%, 1/20/52	5,621,368	4,881,387
GNMA, 5.50%, 9/20/52	3,615,997	3,644,863

GNMA, 5.50%, 12/20/52	4,701,000	4,734,614
		247,728,398
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $269,529,781)		254,449,306
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	5,202,566	4,312,210
FHLMC, Series 2812, Class MF, VRN, 4.77%, (1-month LIBOR plus 0.45%), 6/15/34	1,086,162	1,075,690
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	360,158	353,949
FHLMC, Series 3153, Class FJ, VRN, 4.25%, (1-month LIBOR plus 0.38%), 5/15/36	887,769	876,465
FHLMC, Series 3397, Class GF, VRN, 4.82%, (1-month LIBOR plus 0.50%), 12/15/37	371,925	366,999
FHLMC, Series 3417, Class FA, VRN, 4.82%, (1-month LIBOR plus 0.50%), 11/15/37	704,677	695,852
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	2,538,571	2,485,507
FHLMC, Series K032, Class A2, SEQ, VRN, 3.31%, 5/25/23	2,105,280	2,089,334
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	12,207,398
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	14,532,211
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,706,000	2,621,207
FHLMC, Series KF32, Class A, VRN, 4.51%, (1-month LIBOR plus 0.37%), 5/25/24	113,171	112,852
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	2,041,552	1,943,921
FNMA, Series 2005-103, Class FP, VRN, 4.69%, (1-month LIBOR plus 0.30%), 10/25/35	933,906	919,975
FNMA, Series 2009-89, Class FD, VRN, 4.99%, (1-month LIBOR plus 0.60%), 5/25/36	485,517	482,293
FNMA, Series 2016-11, Class FB, VRN, 3.37%, (1-month LIBOR plus 0.55%), 3/25/46	1,214,910	1,177,668
FNMA, Series 2016-M13, Class FA, VRN, 4.58%, (1-month LIBOR plus 0.67%), 11/25/23	29,572	29,507
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.47%, 12/25/26	6,818,775	6,292,754
GNMA, Series 2007-5, Class FA, VRN, 4.49%, (1-month LIBOR plus 0.14%), 2/20/37	297,074	295,280
GNMA, Series 2010-14, Class QF, VRN, 4.78%, (1-month LIBOR plus 0.45%), 2/16/40	1,460,452	1,450,731
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	4,373,178	3,614,252
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	3,907,736	3,129,314
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,983,236	3,559,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,460,411)		64,624,372
ASSET-BACKED SECURITIES — 5.3%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.97%, (1-month LIBOR plus 0.58%), 11/25/71	3,069,800	2,993,554
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	779,206	676,174
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.09%, (1-month LIBOR plus 0.70%), 1/25/72	2,925,748	2,862,859
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.44%, (1-month LIBOR plus 1.05%), 5/25/67(2)	930,137	896,809
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.54%, (1-month LIBOR plus 1.15%), 11/25/69(2)	1,320,510	1,281,122
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 11/25/70(2)	4,646,807	4,430,248
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 4.59%, (1-month LIBOR plus 0.57%), 8/25/61	3,201,490	3,015,833
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.99%, (1-month LIBOR plus 0.60%), 12/26/69(2)	551,442	528,041
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	424,973	368,935
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.14%, (3-month LIBOR plus 0.45%), 8/23/36(2)	4,965,789	4,834,387
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	1,570,187	1,371,238
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 9/25/61	3,093,793	2,986,110
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 10/25/61	5,984,988	5,653,694
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.92%, (1-month LIBOR plus 0.53%), 5/25/70(2)	3,116,030	3,035,795
TOTAL ASSET-BACKED SECURITIES (Cost $35,902,801)		34,934,799
U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FNMA, 6.625%, 11/15/30	8,000,000	9,387,209

Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,649,098
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,601,339)		11,036,307

MUNICIPAL SECURITIES — 0.4%
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3) (Cost $2,975,639)	2,665,000	2,659,613
SHORT-TERM INVESTMENTS(4) — 2.0%
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $500,835), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $491,786)		491,557
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $3,080,446), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $3,021,429)		3,020,000
		3,511,557
Treasury Bills(5) — 1.5%
U.S. Treasury Bills, 4.76%, 11/2/23	10,000,000	9,620,914
TOTAL SHORT-TERM INVESTMENTS (Cost $13,127,215)		13,132,471
TOTAL INVESTMENT SECURITIES—99.8% (Cost $689,875,804)		655,934,951
OTHER ASSETS AND LIABILITIES — 0.2%		1,575,657
TOTAL NET ASSETS — 100.0%		$657,510,608

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	217	March 2023	$44,501,953	$(159,372)
U.S. Treasury 5-Year Notes	185	March 2023	19,966,992	(155,939)
U.S. Treasury 10-Year Notes	493	March 2023	55,362,360	(884,116)
U.S. Treasury 10-Year Ultra Notes	37	March 2023	4,376,406	(77,619)
U.S. Treasury Long Bonds	17	March 2023	2,130,844	(76,010)
U.S. Treasury Ultra Bonds	49	March 2023	6,581,313	(393,606)
			$132,919,868	$(1,746,662)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$3,300,000	$391	$(3,084)	$(2,693)
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	397	(6,635)	(6,238)
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	396	(6,635)	(6,239)
					$1,184	$(16,354)	$(15,170)

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,139,072.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,058,785, which represented 3.2% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $389,000.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$275,098,083	—
U.S. Government Agency Mortgage-Backed Securities	—	254,449,306	—
Collateralized Mortgage Obligations	—	64,624,372	—
Asset-Backed Securities	—	34,934,799	—
U.S. Government Agency Securities	—	11,036,307	—
Municipal Securities	—	2,659,613	—
Short-Term Investments	—	13,132,471	—
	—	$655,934,951	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,746,662	—	—
Swap Agreements	—	$15,170	—
	$1,746,662	$15,170	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.